Account Payables and Accrued Expenses - Movement of contract liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Account Payables and Accrued Expenses
Balance, beginning of the year	$ 1,864	$ 2,767
Considerations received	598	614
Reclassification to profit or loss upon satisfaction of performance obligations	(546)	(1,517)
Balance, end of the year	$ 1,916	$ 1,864